Offering (Details Narrative) 10Q - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				9 Months Ended		12 Months Ended
	Jul. 09, 2015	May. 18, 2015	Dec. 18, 2014	Sep. 30, 2015	Jul. 24, 2015	May. 18, 2015	Mar. 21, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2014	Jun. 30, 2014	Mar. 31, 2014	Feb. 14, 2014	Sep. 30, 2013	Jun. 30, 2013	May. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 01, 2009
Balance								$ (5,681)	$ (3,719)	$ (3,719)	$ (8,724)
Stock issued during period, shares, new issues							7,140,823			36,570
Additional paid in capital, total				$ 118,993				$ 118,993	105,322	$ 108,382	$ 102,983		$ 105,219	$ 105,114		$ 102,848	$ 102,648		$ 99,445	$ 99,304	$ 97,759	$ 94,108	$ 93,944	$ 86,612
Share price				$ 0.40				$ 0.40		$ 0.79	$ 0.42
Proceeds from issuance of common stock			$ 3,000					$ 1,340	$ 2,013	$ 4,866	$ 2,771
Class of warrant or right, exercise price of warrants or rights										$ 0.33	$ 0.45	$ 0.60			$ 0.30			$ 0.60
Payments of stock issuance costs								24		$ 276	$ 229
Prepaid expense, current, total				$ 10				10
Balance				$ 2,792				2,792		$ (5,681)	$ (3,719)
Private Placement [Member]
Stock issued during period, shares, new issues		1,834,299				1,834,299
Proceeds from issuance of common stock		$ 1,230				$ 1,230
Class of warrant or right, exercise price of warrants or rights		$ 0.85				$ 0.85
Net proceeds from issuance of common stock						$ 12,050
Shares issued, price per share		$ 0.67				$ 0.67
Issuance of private placement securities						1,834,299
Lincoln Park Capital Fund Llc [Member]
Stock issued during period, shares, new issues				300,000	10,000,000
Limited liability company description for purchase shares level					direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 100,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 200,000 shares depending upon the closing sale price of the common stock
Limited liability company description for regular purchase					Regular Purchase be more than $500,000.
Ownership interest					9.99%
Stock issued during period, shares, other	250,000				250,000
Fair value of stock issued as commitment fee					$ 1,630
Additional paid in capital, total				$ 1,350				$ 1,350
Share price				$ 0.45				$ 0.45
Amortized commitment fee				$ 163
Proceeds from issuance of common stock				135
Payments of stock issuance costs								$ 35
Prepaid expense, current, total				$ 100				$ 100
Restricted stock fair value	$ 45